ACQUISITIONS - Fair Value of Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 11, 2020	Jun. 05, 2020	Dec. 30, 2019	Oct. 21, 2019	Sep. 27, 2020	Apr. 04, 2021	Jan. 03, 2021	Jan. 03, 2021	Jan. 03, 2021	Dec. 26, 2021	Aug. 29, 2020	Aug. 28, 2020	Dec. 29, 2019	Nov. 19, 2019	Dec. 30, 2018
Business Acquisition [Line Items]
Tax Receivable Agreement obligations to the Continuing Members						$ 28,700		$ 28,700	$ 28,700
Identifiable Intangible assets						871,150	$ 871,150	871,150	871,150
Goodwill						880,063	862,183	862,183	862,183		$ 644,956	$ 207,456	$ 202,407		$ 130,907
Income tax refund receivable							4,500	4,500	4,500	$ 4,500
Income tax payable						4,500	4,500
Tax consideration	$ 4,468
Customer Relationships
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 443,500
Useful life						25 years
Not subject to amortization
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 56,000	56,000	56,000	$ 56,000
Useful life						15 years			15 years
Technology
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 43	43	43	$ 43
Useful life						5 years			5 years
Trademarks
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period						15 years			15 years
Not subject to amortization
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 355,500	355,500	355,500	$ 355,500
Company owned routes
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 13,886	13,886	13,886	$ 13,886
Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period						25 years			25 years
Customer Relationships | Customer Relationships
Business Acquisition [Line Items]
Identifiable Intangible assets							443,500	443,500	$ 443,500
Useful life									25 years
Master distribution rights
Business Acquisition [Line Items]
Identifiable Intangible assets						$ 2,221	2,221	2,221	$ 2,221
Useful life						15 years			15 years
Common Class V
Business Acquisition [Line Items]
Conversion of Continuing Members' Retained Restricted Units (in shares)		3,483,022			3,483,022
Utz Brands, Inc.
Business Acquisition [Line Items]
Total cash consideration		$ 199,161
Tax Receivable Agreement obligations to the Continuing Members		28,690
Total purchase consideration		293,093
Noncontrolling interest		896,701
Net debt assumed		648,150
Total business enterprise value		1,837,944
Utz Brands, Inc. | Phantom Units
Business Acquisition [Line Items]
Equity consideration		11,175
Utz Brands, Inc. | Common Class A
Business Acquisition [Line Items]
Equity consideration		54,067
Total purchase consideration		$ 293,093
Utz Brands Holdings, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents						$ 13,713	13,713	13,713	$ 13,713
Accounts receivable						119,339	119,339	119,339	119,339
Inventory						63,862	63,862	63,862	63,862
Prepaid expenses and other assets						6,116	6,116	6,116	6,116
Notes receivable						29,453	29,453	29,453	29,453
Property, plant and equipment						269,951	269,951	269,951	269,951
Identifiable Intangible assets						871,150	871,150	871,150	871,150
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets						7,086	7,086	7,086	7,086
Total assets acquired:						1,380,670	1,380,670	1,380,670	1,380,670
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable						49,531	49,531	49,531	49,531
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accrued Expenses						78,223	78,223	78,223	78,223
Notes payable						34,547	34,547	34,547	34,547
Deferred tax liability						25,381	25,381	25,381	25,381
Total liabilities assumed:						187,682	187,682	187,682	187,682
Net identifiable assets acquired						1,192,988	1,192,988	1,192,988	1,192,988
Goodwill						$ 644,956	$ 644,956	$ 644,956	$ 644,956
Kitchen Cooked
Business Acquisition [Line Items]
Total cash consideration			$ 6,900
Goodwill			$ 4,100											$ 4,100
Kitchen Cooked | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Finite-lived intangible assets														2,100
Kitchen Cooked | Trademarks
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Finite-lived intangible assets														$ 1,600
Truco Holdco Inc.
Business Acquisition [Line Items]
Total cash consideration	$ 404,000			$ 141,400
Total purchase consideration	408,431
Cash and cash equivalents	5,811
Accounts receivable	15,609
Inventory	2,629
Prepaid expenses and other assets	5,090
Property, plant and equipment	461
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	1,219
Total assets acquired:	255,819
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	5,702
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accrued Expenses	4,492
Deferred tax liability	50,855
Total liabilities assumed:	61,075
Net identifiable assets acquired	194,744
Goodwill	213,687
Purchase consideration	403,963
Other liabilities	$ 26
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Acquired customer relationships and trademarks, amortization period	15 years
Finite-lived intangible assets	$ 225,000
Truco Holdco Inc. | Customer Relationships
Business Acquisition [Line Items]
Indefinite-lived intangible assets	$ 225,000